OTHER ASSETS (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Other Assets [Abstract]
Advanced payment to third party companies	$ 78,523	$ 391,075
Prepaid of insurance cost	175,000
Receivable for disposal of fix assets	270,000
Other receivables	85,228	36,311
Total	$ 608,751	$ 427,386